Other Investments (Details) ₪ in Thousands, $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Oct. 31, 2020 USD ($)	May 26, 2020 ILS (₪)	May 26, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other Investments [Line Items]
Total Other Investments	$ 1,509		$ 2,662
Therapin Ltd [Member]
Other Investments [Line Items]
Total Other Investments	1,509	[1]						$ 2,662
Peace Of Meat [Member]
Other Investments [Line Items]
Total Other Investments	0		1,248	€ 1	$ 1,200
Separation Agreement [Member] | Therapin Ltd [Member]
Other Investments [Line Items]
Total Other Investments	$ 1,509		$ 1,414			₪ 7,250	$ 2,100

[1]	USD 154 thousand are classified as a current asset.